Net loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Net loss attributable to the Cheche’s ordinary shareholders per share
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
Numerator:
Net loss	(159,590)	(61,236)	(17,789)
Less: accretions to preferred shares redemption value	(762,169)	-	-
Net loss attributable to Cheche’s ordinary shareholders	(921,759)	(61,236)	(17,789)
Denominator:
Weighted average number of ordinary shares outstanding, basic	45,415,205	78,043,661	82,581,013
Weighted average number of ordinary shares outstanding, diluted*	45,415,205	78,043,661	82,581,013
Basic net loss per share attributable to Cheche’s ordinary shareholders	(20.30)	(0.78)	(0.22)
Diluted net loss per share attributable to Cheche’s ordinary shareholders	(20.30)	(0.78)	(0.22)

*	For the years ended December 31, 2023, 2024 and 2025, the Company had potential ordinary shares, including preferred shares, restricted shares and share options. On a weighted average basis,24,777,946, nil and nil preferred shares; 523,097, 188,752, and 15,141 restricted shares; and 822,952, 944,109 and 1,546,483 share options were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the years ended December 31, 2023, 2024 and 2025, respectively.